Contingent Liabilities and Commitments - Additional Information (Detail) £ in Thousands		6 Months Ended		12 Months Ended
	Nov. 02, 2015	Jun. 30, 2021 GBP (£) shares	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2020 GBP (£)	Jun. 30, 2021 EUR (€) shares	Sep. 30, 2020 shares	Jul. 31, 2020 GBP (£)
Disclosure of contingent liabilities and commitments [line items]
Provisions		£ 445,000		£ 468,000
Decrease in convertible preferred stock fair value				10,000
Bottom of Range
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €			€ 1,000,000,000
Top of Range
Disclosure of contingent liabilities and commitments [line items]
Santander UK liability under indemnity cap | €					€ 39,850,000
AXA France
Disclosure of contingent liabilities and commitments [line items]
Amount claimed by other party		£ 636,000
UK&I Banks
Disclosure of contingent liabilities and commitments [line items]
Preferred stock issued, threshold value | €			€ 0
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities and commitments [line items]
Amount awarded to other party							£ 624,000
Visa Europe Ltd
Disclosure of contingent liabilities and commitments [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Santander Equity Investment Limited | Visa Europe Ltd
Disclosure of contingent liabilities and commitments [line items]
Convertible preferred stock, issued | shares						5,211
Number of shares issued upon conversion of convertible preferred stock | shares						100
Convertible preferred stock, sold | shares		10	10
Proceeds from sale of convertible preferred stock		£ 220
Convertible preferred stock, outstanding | shares		5,201			5,201
Compliance with Consumer Credit Act
Disclosure of contingent liabilities and commitments [line items]
Provisions		£ 41,000		£ 47,000